Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,666,000
Previously Paid Amount	0.00
Total Fee Amount	368.17
Total Offset Amount	0.00
Net Fee	368.17
Narrative - Max Aggregate Offering Price	$ 2,666,000
Final Prospectus	true